Fair Value Measurements - Plan's Investments Measured at Fair Value on Recurring Basis (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,943,726	$ 6,275,316
Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	200,614	305,123
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	355,774	370,643
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,152,779	1,038,920
Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	294,131	242,629
Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,906,267	3,320,649
Total separate managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,034,161	997,352
Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	10,630	10,923
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,864	3,869
Fixed income securities2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	299,502	283,217
Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	686,392	680,899
Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	27,773	18,444
Separate managed funds, mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	17,130	17,935
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,398,574	2,327,158
Level 1 | Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	200,359	304,477
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,148,702	1,032,298
Level 1 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	294,131	242,629
Level 1 | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Total separate managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	755,382	747,754
Level 1 | Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	383	1,116
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Fixed income securities2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	65,127	63,006
Level 1 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	684,797	678,825
Level 1 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,075	4,807
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	263,386	243,692
Level 2 | Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,077	6,622
Level 2 | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Total separate managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	259,309	237,070
Level 2 | Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	641	1,148
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Fixed income securities2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	234,375	220,211
Level 2 | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,595	2,074
Level 2 | Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,698	13,637
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,281,766	3,704,466
NAV | Edison International Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	255	646
NAV | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	355,774	370,643
NAV | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Mutual fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Collective investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,906,267	3,320,649
NAV | Total separate managed funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	19,470	12,528
NAV | Cash and other short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,606	8,659
NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,864	3,869
NAV | Fixed income securities2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
NAV | Other
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0